Net Income (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Outstanding stock options and warrants	341,000	0
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Outstanding stock options and warrants	0	0